Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Sales and other income	$ 1,474	$ 1,720
Product sales	1,463	1,706
Interest, dividends and other	11	14
Cost and expenses	1,167	1,068
Production costs	835	785
Exploration costs	77	75
Related party transactions	(4)	(4)
General and administrative	68	70
Royalties	37	48
Market development costs	1	1
Depreciation, depletion and amortization	206	189
Interest expense	60	44
Accretion expense	11	8
Employment severance costs	6	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income before income tax and equity income in associates	307	652
Taxation expense	(86)	(265)
Equity income/(loss) in associates	(1)	10
Equity income in subsidiaries	0	0
Preferred stock dividends	0	0
Net income	220	397
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income - attributable to AngloGold Ashanti	212	384
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	212	383
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.55	$ 1
Ordinary shares - diluted (USD per share)	$ 0.21	$ 0.68
Ordinary shares - basic (Shares)	385,461,783	384,276,242
Ordinary shares - diluted (Shares)	404,812,265	418,771,725
Dividend declared per ordinary share (cents)	$ 0.05	$ 0.26
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 0	$ 1
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.27	$ 0.5
Ordinary shares - diluted (USD per share)	$ 0.11	$ 0.47
Ordinary shares - basic (Shares)	1,613,092	2,569,675
Ordinary shares - diluted (Shares)	1,613,092	2,569,675
Dividend declared per ordinary share (cents)	$ 0.03	$ 0.13

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income	$ 220	$ 397
Other comprehensive income consists of the following:
Translation gain/(loss)	(161)	102
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(12)	1
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income during the period, net of tax	12	1
Other comprehensive income	(161)	104
Comprehensive Income	59	501
Total comprehensive income attributable to:
AngloGold Ashanti	51	486
Noncontrolling interests	8	15
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	2	0
Reclassification of other-than-temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0	$ 0

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Current assets	$ 2,507	$ 2,790
Cash and cash equivalents	680	892
Restricted cash	34	35
Receivables	475	496
Trade	93	104
Recoverable taxes, rebates, levies and duties	231	247
Other	151	145
Inventories	1,127	1,165
Materials on the leach pad	128	128
Deferred taxation assets	63	74
Property, plant and equipment, net	7,176	7,235
Acquired properties, net	733	748
Goodwill and other intangibles, net	312	305
Other long-term inventory	190	180
Materials on the leach pad	472	445
Other long-term assets	1,440	1,360
Deferred taxation assets	45	39
Total assets	12,875	13,102
LIABILITIES AND EQUITY
Current liabilities	1,710	1,959
Accounts payable and other current liabilities	951	1,007
Short-term debt	214	271
Short-term debt at fair value	448	588
Tax payable	97	93
Other non-current liabilities	330	379
Long-term debt	2,870	2,750
Derivatives	1	10
Deferred taxation liabilities	1,123	1,157
Provision for environmental rehabilitation	735	758
Provision for labor, civil, compensation claims and settlements	29	32
Provision for pension and other post-retirement medical benefits	194	209
Commitments and contingencies
Equity	5,883	5,848
Share capital - 600,000,000 (2012 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2012 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2013 - 383,473,003 (2012 - 383,166,205). E ordinary shares issued 2013 - 700,000 (2012 - 700,000)	13	13
Additional paid in capital	8,814	8,808
Accumulated deficit	(1,912)	(2,103)
Accumulated other comprehensive income	(1,089)	(928)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,862	5,826
Noncontrolling interests	21	22
Total liabilities and equity	$ 12,875	$ 13,102

Statement of Financial Position (Parentheticals) (ZAR)	Mar. 31, 2013	Dec. 31, 2012
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	383,473,003	383,166,205
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	700,000	700,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 292	$ 576
Net income/(loss)	220	397
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	(8)
Depreciation, depletion and amortization	206	189
Deferred taxation	15	102
Movement in non-hedge derivatives and bonds	(155)	(124)
Equity loss/(income) in associates	1	(10)
Dividends received from associates	13	20
Other non cash items	5	16
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	22
Effect of changes in operating working capital items:
Receivables	16	(56)
Inventories	(22)	(23)
Accounts payable and other current liabilities	(40)	51
Net cash (used)/generated in investing activities	(514)	(381)
Available for sale investments acquired	(3)	0
Held to maturity investments acquired	(29)	(39)
Contributions to associates and equity accounted joint ventures	(150)	(45)
Additions to property, plant and equipment	(348)	(312)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(13)	(7)
Proceeds on sale of mining assets	0	1
Proceeds on redemption of held to maturity investments	27	36
Proceeds on disposal of associates and equity accounted joint ventures	5	20
Proceeds on disposal of subsidiary	1	0
Loans advanced to associates and equity accounted joint ventures	0	(15)
Change in restricted cash	0	(18)
Net cash generated/(used) by financing activities	20	(113)
Repayments of debt	(95)	(4)
Proceeds from debt	146	0
Debt issue costs	(5)	(8)
Dividends paid to common stockholders	(20)	(101)
Dividends paid to noncontrolling interests	(6)	0
Net increase/(decrease) in cash and cash equivalents	(202)	82
Effect of exchange rate changes on cash	(10)	22
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - March 31,	$ 680	$ 1,216

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2011	$ 5,522	$ 13	$ 8,740	$ (832)	$ (2,575)	$ 36	$ 140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	397				384		13
Other comprehensive income	104			102			2
Stock issues as part of Share Incentive Scheme (Shares)		154,406
Stock issues as part of Share Incentive Scheme (Value)	6	0	6
Stock issues in exchange for E Ordinary shares cancelled (Shares)		2,269
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		3,564
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Stock based compensation	9		9
Dividends	(101)				(101)
Closing balance at Mar. 31, 2012	5,937	13	8,755	(730)	(2,292)	36	155
Closing balance (shares) at Mar. 31, 2012		383,125,676
Opening balance at Dec. 31, 2012	5,848	13	8,808	(928)	(2,103)	36	22
Opening balance (shares) at Dec. 31, 2012		383,866,205
Net income/(loss)	220				212		8
Other comprehensive income	(161)			(161)			0
Stock issues as part of Share Incentive Scheme (Shares)		304,499
Stock issues as part of Share Incentive Scheme (Value)	10	0	10
Stock issues in exchange for E Ordinary shares cancelled (Shares)		1,207
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		1,092
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Stock based compensation	(4)		(4)
Dividends	(30)				(21)
Dividends to noncontrolling interests							(9)
Closing balance at Mar. 31, 2013	$ 5,883	$ 13	$ 8,814	$ (1,089)	$ (1,912)	$ 36	$ 21
Closing balance (shares) at Mar. 31, 2013		384,173,003

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2

Basis of Presentation	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three-month period ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

The balance sheet as at December 31, 2012 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2012.

Accounting Developments	3 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Reporting of amounts reclassified out of accumulated other comprehensive income

In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company's financial statements.

Recently issued pronouncements

Cumulative translation adjustments upon derecognition

In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent's investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company's financial statements.

Inventories	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	233	267
Gold on hand (doré/bullion)	60	91
Ore stockpiles	513	512
Uranium oxide and sulfuric acid	12	11
Supplies	437	412
	1,255	1,293
Less: Materials on the leach pad(1)	(128)	(128)
	1,127	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	472	445
Ore stockpiles	190	180
	662	625
Less: Materials on the leach pad(2)	(472)	(445)
	190	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Debt	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At March 31, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	6	752

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. This facility matures in May 2014 and can be extended for an additional twelve months to May 2015.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

Details of the syndicated bridge loan facility are summarized as follows:

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$750 million syndicated bridge loan facility	LIBOR + 1.5	0.525	750	750	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $110 million was drawn down during the three months ended March 31, 2013 under the facility.

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
			rate (3)	fee (4)	facility	facility	facility
			%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	626	249	377

At December 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
			rate (3)	fee (4)	facility	facility	facility
			%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

		At March 31,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds	694	686
	Accrued interest	10	3
		704	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (1)	(9)	(83)
	Balance at end of period (2)	-	9

(1)	Fair vale movements for three months ended March 31, 2013 and twelve months ended December 31, 2012, respectively.

(2)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at March 31, 2013 amounts to nil.

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note F.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at March 31, 2013, the actual share price was $23.55.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	448	588

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	3 Months Ended
Mar. 31, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Inventory write-off due to fire at Geita	14	-
Impairment of investments	12	1
Indirect tax expenses and legal claims (1)	3	6
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	2	2
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(10)	(16)

	25	(27)

Taxation expense on above items	1	4

(1) Indirect taxes and legal claims are in respect of:

Guinea	4	3
Brazil	(2)
United States of America		2
Colombia	1
Argentina		1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(8)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(2)	(1)
Other royalties		(1)

Non-Hedge Derivative Gain	3 Months Ended
Mar. 31, 2013
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	15	43

The net gain recorded in the three months ended March 31, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Movement on bonds

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note D)	140	81

Income Tax	3 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the three months ended March 31, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	71	163
Charge for deferred taxation (2)	15	102
	86	265

Income before income tax and equity income in associates	307	652

(1) The lower current taxation in 2013 is mainly due to lower earnings resulting from increased operating costs, lower production and a decrease in the gold price.

(2) The lower deferred taxation in 2013 mainly relates to the increase in enacted statutory taxation rate (from 25 percent to 30 percent) in 2012 in Ghana not being repeated in 2013.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	-	17
Translation	(4)	(2)
Balance at end of period	89	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	40	40
Recognized in other non-current liabilities (1)	49	53
Balance at end of period	89	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2013		1

Interest accrued as at March 31, 2013		14

Segment Information	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Committee, in evaluating operating performance of the Company and making resource allocation decisions.

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	517	529
Continental Africa	535	728
Australasia	95	115
Americas	393	427
Other, including Corporate and Non-gold producing subsidiaries	4	7
	1,544	1,806
Less: Equity method investments included above	(70)	(86)
Total revenues	1,474	1,720

Segment income/(loss)
South Africa	139	156
Continental Africa	78	302
Australasia	(2)	33
Americas	160	222
Other, including Corporate and Non-gold producing subsidiaries	(78)	(29)
Total segment income	297	684

The following are included in segment income/(loss):

Interest revenue
South Africa	2	7
Continental Africa	-	2
Australasia	-	1
Americas	3	1
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	6	12

Interest expense
South Africa	3	1
Continental Africa	1	1
Australasia	2	-
Americas	1	-
Other, including Corporate and Non-gold producing subsidiaries	53	42
Total interest expense	60	44

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	1	-
Continental Africa	15	12
Americas	(1)	-
Other, including Corporate and Non-gold producing subsidiaries	(16)	(2)
Total equity (loss)/income in associates	(1)	10

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	297	684
Exploration costs	(77)	(75)
General and administrative expenses	(68)	(70)
Market development costs	(1)	(1)
Non-hedge derivative gain and movement on bonds	155	124
Taxation expense	(86)	(265)
Noncontrolling interests	(8)	(13)
Net income - attributable to AngloGold Ashanti	212	384

	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,225	3,570
Continental Africa	4,966	4,752
Australasia	1,093	1,007
Americas	2,880	2,894
Other, including Corporate and Non-gold producing subsidiaries	711	879
Total segment assets	12,875	13,102

Income(Loss) Per Share Data	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	191	282
E Ordinary shares undistributed income	-	1
Total undistributed income	191	283

Ordinary shares distributed income	21	101
E Ordinary shares distributed income	-	-
Total distributed income (1)	21	101

Numerator - Net income

Attributable to Ordinary shares (2)	212	383
Attributable to E Ordinary shares	-	1
Total attributable to AngloGold Ashanti	212	384

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	212	383
Interest expense on convertible bonds	18	18
Amortization of issue cost and discount on convertible bonds	8	8
Fair value adjustment on convertible bonds included in income	(149)	(124)
Income used in calculation of diluted earnings per ordinary share	89	285

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	383,423,554	382,305,903
Fully vested options (3)	2,038,229	1,970,339
Weighted average number of ordinary shares (2)	385,461,783	384,276,242

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,210,482	970,868
Dilutive potential of convertible bonds	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,812,265	418,771,725

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	1,613,092	2,569,675

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(3)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(4)	Issuable upon the conversion of E Ordinary shares	299,479	363,977

The effect of rounding may result in computational differences.

Reclassification out of Accumulated Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
	For the three months ended March 31, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(12)	(161)		(173)
Reclassifications from accumulated other comprehensive income	12			12
Net current period other comprehensive income	-	(161)	-	(161)

Balance - March 31, 2013	25	(1,112)	(2)	(1,089)

Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Realized loss on marketable securities:
Impairment of marketable securities	12	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Total before tax	12
Tax expense/(benefit)	-
Net of tax	12

Employee Benefit Plans	3 Months Ended
Mar. 31, 2013
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Three months ended March 31,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	1	19
Interest cost	5	3	5	4
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	3	-	23

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2013 (1)	17

	Actual contribution for the three months ended March 31, 2013	3

(1)	The Company's expected contribution to its pension plan and other post-retirement medical benefits in 2013 as disclosed in the Company's Form 20-F for the year ended December 31, 2012.

Other Long-Term Assets	3 Months Ended
Mar. 31, 2013
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	55	63
Investments in associates - listed	12	18
Investments in equity accounted joint ventures	1,116	972
Carrying value of equity method investments	1,183	1,053

Investment in marketable equity securities - available for sale	56	69
Investment in marketable debt securities - held to maturity	6	7
Investment in non-marketable equity securities - available for sale	2	2
Investment in non-marketable assets - held to maturity	2	3
Investment in non-marketable debt securities - held to maturity	81	86
Restricted cash	29	29
Other non-current assets	81	111
	1,440	1,360

	Impairment of associates and equity accounted joint ventures (1)

	The Company recognized the following impairments which are included in equity income in associates:
		Three months ended March 31,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)
	Associates
	Mariana Resources Limited (2)	4	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Yatela S.A. (3)	1	-
		5	-

(1)	The impairments recognized had no tax effects.

(2)	The carrying amount of the listed associate was written down to fair value.

(3)	Investment fully impaired.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Cost	33	50
Gross unrealized gains	23	21
Gross unrealized losses	-	(2)
Fair value (net carrying value)	56	69

Other-than-temporary impairments of marketable equity securities – available for sale
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

International Tower Hill Mines Ltd (United States of America)	9	-
First Uranium Corporation (South Africa)	2	1
Stratex International plc (Isle of Man)	1	-
	12	1

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2013

Aggregate fair value of investments with unrealized losses	2	-	2
Aggregate unrealized losses	-	-	-

At December 31, 2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investment in marketable debt securities - held to maturity	6	7
Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $10 million (2012: $11 million) and gross unrealized gains of $4 million (2012: $4 million).

Investment in non-marketable equity securities - available for sale	2	2
The non-marketable equity investments mainly represent shares held in XDM Resources Limited.

Investment in non-marketable assets - held to maturity	2	3
Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

Investment in non-marketable debt securities - held to maturity	81	86
Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

As at March 31, 2013 the contractual maturities of debt securities were as follows:

Marketable debt securities

Less than one year	2
After ten years	4
	6

Non-marketable debt securities

Less than one year	81

Restricted cash	29	29
Restricted cash mainly represent cash balances held by environmental rehabilitation trust funds and an environmental protection bond.

Financing receivables
Loans of $40 million (2012: $40 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The Audit and Corporate Governance Committee has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. As at March 31, 2013, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at March 31, 2013 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $15 million was recorded in the three months ended March 31, 2013 (2012: $43 million). See note F “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company eliminated its hedge book during 2010 and has since had full exposure to the spot price of gold.

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at March 31, 2013, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2013 amounts to $268 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2013. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at March 31, 2013 and December 31, 2012, are as follows (assets (liabilities)):

	March 31, 2013		December 31, 2012

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	680	680	892	892
Restricted cash	63	63	64	64
Short-term debt	(214)	(214)	(271)	(271)
Short-term debt at fair value	(448)	(448)	(588)	(588)
Long-term debt	(2,870)	(2,992)	(2,750)	(2,871)
Derivatives	(1)	(1)	(10)	(10)
Marketable equity securities - available for sale	56	56	69	69
Marketable debt securities - held to maturity	6	10	7	11
Non-marketable equity securities - available for sale	2	2	2	2
Non-marketable assets - held to maturity	2	2	3	3
Non-marketable debt securities - held to maturity	81	81	86	86

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) is estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable equity securities classified as available for sale are carried at cost or fair value, where fair value can be reliably measured.

Fair value of the derivative liabilities split by accounting designation

		At March 31, 2013
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	-	-
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(1)	(1)

		At December 31, 2012
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

	Non-hedge derivative gain and movement on bonds recognized
		Three months ended March 31,
		2013	2012
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	9	43
	Other commodity contracts	6	-
	Fair value movement on mandatory convertible bonds	140	81

	Non-hedge derivative gain and movement on bonds	155	124

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2013	Changes in fair value and other movements recognized in 2013	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2013
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,210
Authorized by the directors but not yet contracted for	1,946
3,156
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	25
AngloGold Ashanti (Ghana) Limited - litigation (4)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (5)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (6)	40
Sales tax on gold deliveries - Mineração Serra Grande S.A. (7)	110
Other tax disputes - Mineração Serra Grande S.A. (8)	19
Tax dispute - AngloGold Ashanti Colombia S.A. (9)	156

Contingent assets

Indemnity - Kinross Gold Corporation (10)	(67)
Royalty - Boddington Gold Mine (11)	-
Royalty - Tau Lekoa Gold Mine (12)	-

Financial guarantees

Oro Group surety (13)	11
AngloGold Ashanti USA reclamation bonds (14)	132
AngloGold Ashanti Australia environmental bonds (15)	52
AngloGold Ashanti environmental guarantees (16)	149
AngloGold Ashanti Iduapriem environmental guarantees (17)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (18)	10
Guarantee provided for syndicated revolving credit facility (19)	-
Guarantee provided for syndicated bridge loan facility (20)	-
Guarantee provided for mandatory convertible bonds (21)	791
Guarantee provided for rated bonds - issued April 2010 (22)	1,026
Guarantee provided for rated bonds - issued July 2012 (23)	756
Guarantee provided for convertible bonds (24)	743
Guarantee provided for A$ syndicated revolving credit facility (25)	377

Performance guarantees

Gold delivery - Mine Waste Solutions (26)	-

Hedging guarantees

Gold delivery guarantees (27)	-

4,362

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvements in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but have not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater in certain underground mines in Africa. Various studies have been undertaken by AngloGold Ashanti Limited since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At March 31,
		2013
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment for the 2006 to 2008 and for the 2009 to 2011 tax years following audits by the tax authorities which related to various indirect taxes. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	25

(4)	AngloGold Ashanti (Ghana) Limited - litigation	-

On April 2, 2013, AngloGold Ashanti (Ghana) Limited (“AGAG”) received a summons from Abdul Waliyu and 152 others in which the plaintiffs allege that they were or are residents of the Obuasi municipality or its suburbs and that their health has been adversely affected by emission and/or other environmental impacts arising in connection with the current and/or historical operations of the Pompora Treatment Plant ("PTP") which was decommissioned in 2000. The claim is to award general damages, special damages for medical treatment and punitive damages, as well as several orders relating to operation of the PTP. AGAG has filed a notice of intention to defend. In view of the limitation of current information for the accurate estimation of a liability, no reasonable estimate can be made for the obligation.

(5)	ODMWA litigation

On March 3, 2011, in Mankayi vs. AngloGold Ashanti, the Constitutional Court of South Africa held that section 35(1) of the Compensation for Occupational Injuries and Diseases Act, 1993 does not cover an “employee” who qualifies for compensation in respect of “compensable diseases” under the ODMWA. This judgment allows such qualifying employee to pursue a civil claim for damages against the employer. Following the Constitutional Court decision, AngloGold Ashanti has become subject to numerous claims relating to silicosis and other Occupational Lung Diseases ("OLD"), including several potential class actions and individual claims.

For example, on or about August 21, 2012, AngloGold Ashanti was served with an application instituted by Bangumzi Bennet Balakazi and others in which the applicants seek an order declaring that all mine workers (former or current) who previously worked or continue to work in specified South African gold mines for the period owned by AngloGold Ashanti and who have silicosis or other OLD constitute members of a class for the purpose of proceedings for declaratory relief and claims for damages. In the event the class is certified, such class of workers would be permitted to institute actions by way of a summons against AngloGold Ashanti for amounts as yet unspecified. On September 4, 2012, AngloGold Ashanti delivered its notice of intention to defend this application. AngloGold Ashanti has also delivered a formal request for additional information that it requires to prepare its affidavits in respect to the allegations and the request for certification of a class.

In addition, on or about January 8, 2013, AngloGold Ashanti and its subsidiary Free State Consolidated Gold Mines (Operations) Limited, alongside other mining companies operating in South Africa, were served with another application to certify a class. The applicants in the case seek to have the court certify two classes namely: (i) current and former mineworkers who have silicosis (whether or not accompanied by any other disease) and who work or have worked on certain specified gold mines at any time from January 1, 1965 to date; and (ii) the dependants of mineworkers who died as a result of silicosis (whether or not accompanied by any other disease) and who worked on these gold mines at any time after January 1, 1965. AngloGold Ashanti has filed a notice of intention to oppose the application.

In October 2012, a further 31 individual summonses and particulars of claim have been received relating to silicosis and/or other OLD. The total amount being claimed in the 31 summonses is approximately $9 million. On October 22, 2012, AngloGold Ashanti filed a notice of intention to oppose these claims. AngloGold Ashanti has also served a notice of exception to the summonses which, if successful, is expected to require the plaintiffs to redraft the particulars of claim to correct certain errors.

It is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti in the future. AngloGold Ashanti will defend all current and subsequently filed claims on their merits. Should AngloGold Ashanti be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in the earlier decision by the Constitutional Court, such matters would have an adverse effect on its financial position, which could be material. The Company is unable to reasonably estimate its share of the amounts claimed.

		At March 31,
		2013
		(unaudited)
		(in US Dollars, millions)

(6)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	21

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	19
		40
	Management is of the opinion that these taxes are not payable.

		At March 31,
		2013
		(unaudited)
		(in US Dollars, millions)

(7)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2005 and 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to July 2006. In January 2007, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In October 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. Both cases have been remitted to the COMEX. On May 28, 2013, the Full Board of the State of Goiás Tax Administrative Council ruled in favor of the State of Goiás, however reduced the penalties of the two tax assessments from 200 percent to 80 percent. The Company is considering legal options available in this matter, since it believes that both assessments are in violation of federal legislation on sales taxes. MSG will be required to provide a bank guarantee to the tax authorities for the possible taxes payable (50 percent of this guarantee will be covered by the Kinross indemnification. See item 9 below).

	The assessments are approximately:	110

(8)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	19

(9)	Tax dispute - AngloGold Ashanti Colombia S.A.

	AngloGold Ashanti Colombia S.A. ("AGAC") received notice from the Colombian Tax Office ("DIAN") that it disagreed with the Company's tax treatment of certain items in the 2010 and 2011 income tax returns. The Company believes that it has applied the tax legislation correctly. The Company is considering defending AGAC's position.

	Details of the disputes are as follows:

	Estimated additional tax payable if tax returns are amended	25
	Expected penalties and interest on the above (based on Colombian tax law)	131
		156

(10)	Indemnity - Kinross Gold Corporation	(67)
	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($127 million at quarter end exchange rates) against the specific exposures discussed in items 7 and 8 above.

(11)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties recorded to date	68

		At March 31,
		2013
		(unaudited)
		(in US Dollars, millions)

(12)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 331,558 ounces produced have been received to date.

	Royalties received during the three months ended March 31, 2013	2

(13)	Oro Group surety	11

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal. The suretyship agreements have a termination notice period of 90 days.

(14)	AngloGold Ashanti USA reclamation bonds	132

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(15)	AngloGold Ashanti Australia environmental bonds	52

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(16)	AngloGold Ashanti environmental guarantees	149

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

At March 31,
2013
(unaudited)
(in US Dollars, millions)

(17)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

(18)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(19)	Guarantee provided for syndicated revolving credit facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion five-year revolving credit facility entered into during July 2012.

	The total amount outstanding under this facility as at March 31, 2013 amounted to:	-

(20)	Guarantee provided for syndicated bridge loan facility

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility entered into during February 2013.

	The total amount outstanding under this facility as at March 31, 2013 amounted to:	-

(21)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(22)	Guarantee provided for rated bonds - issued April 2010	1,026

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(23)	Guarantee provided for rated bonds - issued July 2012	756

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $750 million 5.125 percent rated bonds due 2022.

(24)	Guarantee provided for convertible bonds	743

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

		At March 31,
		2013
		(unaudited)
		(in US Dollars, millions)

(25)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at March 31, 2013 amounted to:	377

(26)	Gold delivery - Mine Waste Solutions	-

As part of the acquisition by AngloGold Ashanti of First Uranium (Pty) Limited, the owner of Mine Waste Solutions, AngloGold Ashanti agreed to guarantee the observance and performance of existing delivery obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. As at March 31, 2013, 286,913 ounces remain to be delivered against the guarantee over the life of the contract.

(27)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At March 31, 2013 the Company had no open gold hedge contracts.

Vulnerability from concentrations

There is a concentration of risk in respect of recoverable value added tax, fuel duties and appeal deposits from the Tanzanian government. The outstanding amounts have been discounted to their present value at a rate of 7.82 percent.

The recoverable value added tax, fuel duties and appeal deposits are summarized as follows:

Recoverable value added tax	27
Recoverable fuel duties (1)	34
Appeal deposits	4

(1) Fuel duty claims are required to be submitted after consumption of the related fuel and are subject to authorization by the Customs and Excise authorities.

Recent Developments	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Announcements made after March 31, 2013:

AngloGold Ashanti to sell Navachab mine

On April 30, 2013, the Company announced its plan to sell the Navachab mine in Namibia. The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek. It is included in the Continental Africa reporting segment. The open-pit mine, which began operations in 1989, has a processing plant that handles 120,000 metric tons a month. The mine produced 74,000 ounces of gold in 2012.

Management has selected a number of potential bidders who meet management’s qualifying criteria and have asked them to submit binding bids. Navachab is not viewed as part of the core assets of the Company and no longer forms part of the long-term business strategy of the group. There can be no assurance, however, that a sale and purchase agreement for this transaction will be entered into or that any sales transaction will be completed.

The Company will continue to generate significant cash flows from the production and sale of gold from its remaining operations in Continental Africa. Consequently, due to the migration of cash flows and in accordance with FASB ASC guidance on discontinued operations, Navachab will not be classified as a discontinued operation.

As at March 31, 2013, the carrying amounts of major classes of assets and liabilities of Navachab included:

(unaudited)
(in US Dollars, millions)

Cash and cash equivalents	1
Trade and other receivables	18
Inventories	73
Property, plant and equipment	70
Goodwill and other intangibles	3
Trade and other payables	(36)
Long-term debt	(10)
Deferred taxation	(24)
Provision for environmental rehabilitation	(5)
Net assets	90

Declaration of Dividends	3 Months Ended
Mar. 31, 2013
Dividends [Abstract]
Declaration of Dividend [Text Block]

	Details of the final dividends of 2012 and interim dividends of 2013 are set forth in the table below:

		Ordinary shareholders		E ordinary shareholders
		Final dividend	Interim dividends	Final dividend	Interim dividends
		2012	2013	2012	2013

	Declaration date	Feb 18, 2013	May 10, 2013	Feb 18, 2013	May 10, 2013
	Record date	Mar 15, 2013	May 31, 2013	Mar 15, 2013	May 31, 2013
	Payment date - Ordinary shareholders	Mar 28, 2013	Jun 14, 2013	Mar 28, 2013	Jun 14, 2013
	Payment date - CDIs	Mar 28, 2013	Jun 14, 2013
	Payment date - GhDSs	Apr 2, 2013	Jun 17, 2013
	Payment date - ADSs	Apr 8, 2013	Jun 24, 2013

	Dividend amount per share - declared (US cents)	5.340	5.020	2.670	2.510

	Dividend amount per share - declared (South African cents)	50.0	50.0	25.0	25.0

	Dividend amount per share - paid (US cents) (1)	4.539	4.267	2.270	2.134
	Dividend amount per share - paid (South African cents) (1)	42.50	42.50	21.25	21.25

(1)	Net of 15 percent withholding tax.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	680			680
Marketable and non-marketable equity securities	56	2		58
Mandatory convertible bonds	(448)			(448)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		-		-

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and collective investment schemes and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's non-marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and were valued using the issue price obtained in a private equity raising which was completed during December 2012.

The Company's mandatory convertible bonds are included in debt at fair value in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:
2013

Market quoted bond price (percent)	101.6
Fair value of bond excluding conversion feature (percent)	101.6
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

			Three months ended March 31,
					2013
					(unaudited)
				(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2013, the Company fully impaired its equity method investment in Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note L. This resulted in a loss, which is included in equity income in associates, of:					5

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Associates and equity accounted joint ventures	1	1			(5)

Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note R. Related party transactions

Agreement with Izingwe Property Managers (Proprietary) Limited

AngloGold Ashanti has entered into an agreement (“Agreement”) with Izingwe Property Managers (Proprietary) Limited (“Izingwe Property”) under which Izingwe Property will assist AngloGold Ashanti in the planning, design, development and construction of 200 units of housing in South Africa for employees of AngloGold Ashanti. Izingwe Property’s roles will be those of development and project manager and main contractor. As at March 31, 2013, the terms of the Agreement called for payments from AngloGold Ashanti to Izingwe Property in the amount of $6.7 million in consideration for Izingwe Property’s services~~.~~ Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.

Supplemental Condensed Consolidating Financial Information	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	514	-	997	(37)	1,474

Product sales	477	-	986	-	1,463
Interest, dividends and other	37	-	11	(37)	11

Costs and expenses	410	21	740	(4)	1,167

Production costs	266	-	569	-	835
Exploration costs	2	1	74	-	77
Related party transactions	(3)	-	(1)	-	(4)
General and administrative expenses/(recoveries)	65	(8)	19	(8)	68
Royalties paid	7	-	30	-	37
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	67	-	139	-	206
Interest expense	3	27	30	-	60
Accretion expense	3	-	8	-	11
Employment severance costs	2	-	4	-	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	1	22	4	25
Non-hedge derivative gain and movement on bonds	-	-	(155)	-	(155)

Income/(loss) before income tax provision	104	(21)	257	(33)	307
Taxation expense	(26)	(1)	(59)	-	(86)
Equity income/(loss) in associates	6	(7)	-	-	(1)
Equity income/(loss) in subsidiaries	137	23	-	(160)	-
Income/(loss)	221	(6)	198	(193)	220
Preferred stock dividends	(9)	-	(9)	18	-
Net income/(loss)	212	(6)	189	(175)	220
Less: Net income attributable to noncontrolling interests	-	-	(8)	-	(8)

Net income/(loss) - attributable to AngloGold Ashanti	212	(6)	181	(175)	212

Comprehensive income	51	(7)	193	(178)	59
Comprehensive income attributable to noncontrolling interests	-	-	(8)	-	(8)
Comprehensive income attributable to AngloGold Ashanti	51	(7)	185	(178)	51

Condensed consolidating statements of income
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	554	1	1,201	(36)	1,720

Product sales	524	-	1,182	-	1,706
Interest, dividends and other	30	1	19	(36)	14

Costs and expenses	437	25	644	(38)	1,068

Production costs	281	-	504	-	785
Exploration costs	8	2	65	-	75
Related party transactions	(4)	-	-	-	(4)
General and administrative expenses/(recoveries)	50	(3)	15	8	70
Royalties paid	12	-	36	-	48
Market development costs	-	-	1	-	1
Depreciation, depletion and amortization	80	-	109	-	189
Interest expense	1	17	26	-	44
Accretion expense	3	-	5	-	8
Employment severance costs	2	-	1	-	3
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	9	6	(46)	(27)
Non-hedge derivative gain and movement on bonds	-	-	(124)	-	(124)

Income/(loss) before income tax provision	117	(24)	557	2	652
Taxation expense	(38)	(1)	(226)	-	(265)
Equity income in associates	5	5	-	-	10
Equity income/(loss) in subsidiaries	310	185	-	(495)	-
Income/(loss)	394	165	331	(493)	397
Preferred stock dividends	(10)	-	(10)	20	-
Net income/(loss)	384	165	321	(473)	397
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	384	165	308	(473)	384

Comprehensive income	486	171	333	(489)	501
Comprehensive income attributable to noncontrolling interests	-	-	(15)	-	(15)
Comprehensive income attributable to AngloGold Ashanti	486	171	318	(489)	486

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT MARCH 31, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,703	3,136	3,806	(6,138)	2,507
Cash and cash equivalents	36	356	288	-	680
Restricted cash	1	-	33	-	34
Receivables, inter-group balances and other current assets	1,666	2,780	3,485	(6,138)	1,793
Property, plant and equipment, net	1,905	-	5,271	-	7,176
Acquired properties, net	128	-	605	-	733
Goodwill	-	-	196	(3)	193
Other intangibles, net	55	-	64	-	119
Other long-term inventory	-	-	190	-	190
Materials on the leach pad	-	-	472	-	472
Other long-term assets and deferred taxation assets	5,010	4,681	1,222	(9,428)	1,485

Total assets	8,801	7,817	11,826	(15,569)	12,875

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,066	1,624	4,605	(6,585)	1,710
Other non-current liabilities	48	-	297	(15)	330
Long-term debt	28	1,740	1,102	-	2,870
Derivatives	-	-	1	-	1
Deferred taxation liabilities	486	-	635	2	1,123
Provision for environmental rehabilitation	130	-	605	-	735
Other accrued liabilities	-	-	29	-	29
Provision for pension and other post-retirement medical benefits	181	-	13	-	194
Commitments and contingencies	-	-	-	-	-
Equity	5,862	4,453	4,539	(8,971)	5,883
Stock issued	13	5,076	935	(6,011)	13
Additional paid in capital	8,814	573	220	(793)	8,814
Accumulated (deficit)/profit	(1,912)	(1,195)	(1,102)	2,297	(1,912)
Accumulated other comprehensive income and reserves	(1,053)	(1)	4,465	(4,464)	(1,053)
Total AngloGold Ashanti stockholders' equity	5,862	4,453	4,518	(8,971)	5,862
Noncontrolling interests	-	-	21	-	21

Total liabilities and equity	8,801	7,817	11,826	(15,569)	12,875

Condensed consolidating balance sheets
AT DECEMBER 31, 2012
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399

Total assets	8,293	7,634	11,551	(14,376)	13,102

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated (deficit)/profit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2013
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	113	(198)	395	(18)	292
Net income/(loss)	212	(6)	189	(175)	220
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	1	26	4	30
Depreciation, depletion and amortization	67	-	139	-	206
Deferred taxation	13	-	2	-	15
Other non cash items	(223)	(16)	(50)	153	(136)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(1)	-	4	-	3

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	93	(182)	89	-	-
Receivables	6	-	10	-	16
Inventories	13	-	(35)	-	(22)
Accounts payable and other current liabilities	(66)	5	21	-	(40)

Net cash used in investing activities	(97)	(134)	(283)	-	(514)
Acquisition of assets
Increase in non-current investments	-	(134)	(48)	-	(182)
Additions to property, plant and equipment	(96)	-	(252)	-	(348)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(7)	-	(6)	-	(13)
Proceeds on sale of investments	-	-	27	-	27
Proceeds on disposal of subsidiary	1	-	-	-	1
Proceeds on disposal of associates and equity accounted joint ventures	5	-	-	-	5

Net cash (used)/generated by financing activities	(71)	152	(79)	18	20
Repayments of debt	(91)	-	(4)	-	(95)
Issuance of stock	15	50	(65)	-	-
Proceeds from debt	35	-	111	-	146
Debt issue costs	-	(5)	-	-	(5)
Dividends (paid)/received	(30)	107	(121)	18	(26)

Net (decrease)/increase in cash and cash equivalents	(55)	(180)	33	-	(202)
Effect of exchange rate changes on cash	(7)	(1)	(2)	-	(10)
Cash and cash equivalents – January 1,	98	537	257	-	892
Cash and cash equivalents – March 31,	36	356	288	-	680

Condensed consolidating statements of cash flows
FOR THE THREE MONTHS ENDED MARCH 31, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	108	(38)	526	(20)	576
Net income/(loss)	384	165	321	(473)	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	9	24	(46)	(8)
Depreciation, depletion and amortization	80	-	109	-	189
Deferred taxation	5	-	97	-	102
Other non cash items	(404)	(190)	(3)	499	(98)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	20	-	2	-	22

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	39	(35)	(4)	-	-
Receivables	(18)	(1)	(37)	-	(56)
Inventories	(8)	-	(15)	-	(23)
Accounts payable and other current liabilities	5	14	32	-	51

Net cash used in investing activities	(108)	(21)	(252)	-	(381)
Increase in non-current investments	-	(41)	(43)	-	(84)
Net associates and equity accounted joint ventures loans advanced	-	-	(15)	-	(15)
Additions to property, plant and equipment	(103)	-	(209)	-	(312)
Interest capitalized and paid	-	-	(2)	-	(2)
Expenditure on intangible assets	(5)	-	(2)	-	(7)
Proceeds on sale of mining assets	-	-	1	-	1
Proceeds on sale of investments	-	-	36	-	36
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Change in restricted cash	-	-	(18)	-	(18)

Net cash (used)/generated by financing activities	(111)	122	(144)	20	(113)
Repayments of debt	-	-	(4)	-	(4)
Issuance of stock	-	77	(77)	-	-
Debt issue costs	-	-	(8)	-	(8)
Dividends (paid)/received	(111)	45	(55)	20	(101)

Net (decrease)/increase in cash and cash equivalents	(111)	63	130	-	82
Effect of exchange rate changes on cash	18	-	4	-	22
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – March 31,	295	521	400	-	1,216

Accounting Developments (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Standards Update 2013-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Cumulative translation adjustments upon derecognition
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent’s investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2013-02 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Reporting of amounts reclassified out of accumulated other comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company’s financial statements.

Inventories (Tables)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	233	267
Gold on hand (doré/bullion)	60	91
Ore stockpiles	513	512
Uranium oxide and sulfuric acid	12	11
Supplies	437	412
	1,255	1,293
Less: Materials on the leach pad(1)	(128)	(128)
	1,127	1,165
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	472	445
Ore stockpiles	190	180
	662	625
Less: Materials on the leach pad(2)	(472)	(445)
	190	180
(2) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds - issued April 2010
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At March 31, 2013

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	17	716
30-year unsecured notes	6.500	300	(5)	9	304
		1,000	(6)	26	1,020

	At December 31, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	7	706
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	11	1,005

Rated bonds - issued July 2012
On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were $737 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Details of the rated bonds are summarized as follows:

	At March 31, 2013
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.125	750	(4)	6	752

	At December 31, 2012
	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.125	750	(5)	16	761

Schedule Of Line Of Credit Facilities [Text Block]
Debt carried at amortized cost (continued)

Loan facilities
On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which replaced its $1.0 billion syndicated facility maturing in April 2014 which has been repaid and cancelled. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin that varies depending on the credit rating of AngloGold Ashanti Limited.

Details of the syndicated revolving credit facility are summarized as follows:

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

At December 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.5	0.525	1,000	1,000	-

In February 2013, AngloGold Ashanti Holdings plc, a wholly owned subsidiary of AngloGold Ashanti Limited entered into a syndicated bridge loan facility agreement pursuant to which a syndicate of banks agreed to make available $750 million to AngloGold Ashanti Holdings plc. This facility matures in May 2014 and can be extended for an additional twelve months to May 2015.

AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., as guarantors, each guaranteed all payments and other obligations of the borrower and the other guarantors under the $750 million syndicated bridge loan facility.

Details of the syndicated bridge loan facility are summarized as follows:

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$750 million syndicated bridge loan facility	LIBOR + 1.5	0.525	750	750	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited, a wholly owned subsidiary of AngloGold Ashanti Limited, entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $110 million was drawn down during the three months ended March 31, 2013 under the facility.

At March 31, 2013

		Interest	Commitment	Total	Undrawn	Total drawn
			rate (3)	fee (4)	facility	facility	facility
			%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	626	249	377

At December 31, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
			rate (3)	fee (4)	facility	facility	facility
			%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	625	359	266

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
		At March 31,	At December 31,
		2013	2012
		(unaudited)
		(in US Dollars, millions)

	Convertible bonds
	Senior unsecured fixed rate bonds	694	686
	Accrued interest	10	3
		704	689

	Convertible bond derivative liability
	Balance at beginning of period	9	92
	Fair value movements on conversion features of convertible bonds (1)	(9)	(83)
	Balance at end of period (2)	-	9

(1)	Fair vale movements for three months ended March 31, 2013 and twelve months ended December 31, 2012, respectively.

(2)	As a result of the significant decrease in the Company's share price, the conversion feature of the convertible bonds as at March 31, 2013 amounts to nil.

Schedule Of Mandatory Convertible Debt [Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Short-term debt at fair value	448	588

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	3 Months Ended
Mar. 31, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Inventory write-off due to fire at Geita	14	-
Impairment of investments	12	1
Indirect tax expenses and legal claims (1)	3	6
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	2	2
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(10)	(16)

	25	(27)

Taxation expense on above items	1	4

(1) Indirect taxes and legal claims are in respect of:

Guinea	4	3
Brazil	(2)
United States of America		2
Colombia	1
Argentina		1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(8)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(2)	(1)
Other royalties		(1)

Non-Hedge Derivative Gain (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	15	43

The net gain recorded in the three months ended March 31, 2013 relates to fair value movements of the conversion features of convertible bonds and movements on other commodity contracts.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note D)	140	81

Income Tax (Tables)	3 Months Ended
Mar. 31, 2013
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the three months ended March 31, 2013 compared to a net expense for the same period in 2012, constitutes the following:

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	71	163
Charge for deferred taxation (2)	15	102
	86	265

Income before income tax and equity income in associates	307	652

(1) The lower current taxation in 2013 is mainly due to lower earnings resulting from increased operating costs, lower production and a decrease in the gold price.

(2) The lower deferred taxation in 2013 mainly relates to the increase in enacted statutory taxation rate (from 25 percent to 30 percent) in 2012 in Ghana not being repeated in 2013.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits, is as follows:
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	93	78
Additions for tax positions of prior years	-	17
Translation	(4)	(2)
Balance at end of period	89	93

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	40	40
Recognized in other non-current liabilities (1)	49	53
Balance at end of period	89	93

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the three months ended and as at March 31, 2013, interest recognized and interest accrued amounted to:

Interest recognized during the three months ended March 31, 2013		1

Interest accrued as at March 31, 2013		14

Segment information (Tables)	3 Months Ended
Mar. 31, 2013
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	2	7
Continental Africa	-	2
Australasia	-	1
Americas	3	1
Other, including Corporate and Non-gold producing subsidiaries	1	1
Total interest revenue	6	12

Segment Reporting Information Interest Expense [Text Block]
Interest expense
South Africa	3	1
Continental Africa	1	1
Australasia	2	-
Americas	1	-
Other, including Corporate and Non-gold producing subsidiaries	53	42
Total interest expense	60	44

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,225	3,570
Continental Africa	4,966	4,752
Australasia	1,093	1,007
Americas	2,880	2,894
Other, including Corporate and Non-gold producing subsidiaries	711	879
Total segment assets	12,875	13,102

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	297	684
Exploration costs	(77)	(75)
General and administrative expenses	(68)	(70)
Market development costs	(1)	(1)
Non-hedge derivative gain and movement on bonds	155	124
Taxation expense	(86)	(265)
Noncontrolling interests	(8)	(13)
Net income - attributable to AngloGold Ashanti	212	384

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	1	-
Continental Africa	15	12
Americas	(1)	-
Other, including Corporate and Non-gold producing subsidiaries	(16)	(2)
Total equity (loss)/income in associates	(1)	10

Segment Reporting Information, Income (Loss) before Income Taxes [Abstract]
Segment income/(loss)
Segment income/(loss)
South Africa	139	156
Continental Africa	78	302
Australasia	(2)	33
Americas	160	222
Other, including Corporate and Non-gold producing subsidiaries	(78)	(29)
Total segment income	297	684

Segments, Geographical Areas [Abstract]
Revenues by area
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	517	529
Continental Africa	535	728
Australasia	95	115
Americas	393	427
Other, including Corporate and Non-gold producing subsidiaries	4	7
	1,544	1,806
Less: Equity method investments included above	(70)	(86)
Total revenues	1,474	1,720

Income(Loss) Per Share Data (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	191	282
E Ordinary shares undistributed income	-	1
Total undistributed income	191	283

Ordinary shares distributed income	21	101
E Ordinary shares distributed income	-	-
Total distributed income (1)	21	101

Numerator - Net income

Attributable to Ordinary shares (2)	212	383
Attributable to E Ordinary shares	-	1
Total attributable to AngloGold Ashanti	212	384

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	212	383
Interest expense on convertible bonds	18	18
Amortization of issue cost and discount on convertible bonds	8	8
Fair value adjustment on convertible bonds included in income	(149)	(124)
Income used in calculation of diluted earnings per ordinary share	89	285

Schedule of Weighted Average Number of Shares [Table Text Block]

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	383,423,554	382,305,903
Fully vested options (3)	2,038,229	1,970,339
Weighted average number of ordinary shares (2)	385,461,783	384,276,242

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,210,482	970,868
Dilutive potential of convertible bonds	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,812,265	418,771,725

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	1,613,092	2,569,675

Reclassification out of Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]
	For the three months ended March 31, 2013
	(unaudited)
	(in US Dollars, millions)

	Unrealized gain on marketable securities, net	Foreign currency translation adjustments	Changes in fair value of cash flow hedge instruments	Total
	$	$	$	$

Balance - December 31, 2012	25	(951)	(2)	(928)

Change in other comprehensive income before reclassifications	(12)	(161)		(173)
Reclassifications from accumulated other comprehensive income	12			12
Net current period other comprehensive income	-	(161)	-	(161)

Balance - March 31, 2013	25	(1,112)	(2)	(1,089)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Details about accumulated other comprehensive income components	Reclassifications from accumulated other comprehensive income	Affected line item in the condensed consolidated statement of income
	$

Realized loss on marketable securities:
Impairment of marketable securities	12	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
Total before tax	12
Tax expense/(benefit)	-
Net of tax	12

Employee Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Three months ended March 31,
	2013		2012
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	2	-	1	19
Interest cost	5	3	5	4
Expected return on plan assets	(7)	-	(6)	-
Net periodic benefit cost	-	3	-	23

Other Long-Term Assets (Tables)	3 Months Ended
Mar. 31, 2013
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	55	63
Investments in associates - listed	12	18
Investments in equity accounted joint ventures	1,116	972
Carrying value of equity method investments	1,183	1,053

Investment in marketable equity securities - available for sale	56	69
Investment in marketable debt securities - held to maturity	6	7
Investment in non-marketable equity securities - available for sale	2	2
Investment in non-marketable assets - held to maturity	2	3
Investment in non-marketable debt securities - held to maturity	81	86
Restricted cash	29	29
Other non-current assets	81	111
	1,440	1,360

Schedule of Equity Method Investments [Table Text Block]

	Impairment of associates and equity accounted joint ventures (1)

	The Company recognized the following impairments which are included in equity income in associates:
		Three months ended March 31,
		2013	2012
		(unaudited)	(unaudited)
		(in US Dollars, millions)
	Associates
	Mariana Resources Limited (2)	4	-

	Equity accounted joint ventures
	Société d'Exploitation des Mines d'Or de Yatela S.A. (3)	1	-
		5	-

(1)	The impairments recognized had no tax effects.

(2)	The carrying amount of the listed associate was written down to fair value.

(3)	Investment fully impaired.

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares and collective investment schemes.
	At March 31,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Cost	33	50
Gross unrealized gains	23	21
Gross unrealized losses	-	(2)
Fair value (net carrying value)	56	69

Other-than-temporary impairments of marketable equity securities – available for sale
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

International Tower Hill Mines Ltd (United States of America)	9	-
First Uranium Corporation (South Africa)	2	1
Stratex International plc (Isle of Man)	1	-
	12	1

The impairments recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Three of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At March 31, 2013

Aggregate fair value of investments with unrealized losses	2	-	2
Aggregate unrealized losses	-	-	-

At December 31, 2012
Aggregate fair value of investments with unrealized losses	27	-	27
Aggregate unrealized losses	(2)	-	(2)

Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2013 amounts to $268 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2013. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	March 31, 2013		December 31, 2012

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	680	680	892	892
Restricted cash	63	63	64	64
Short-term debt	(214)	(214)	(271)	(271)
Short-term debt at fair value	(448)	(448)	(588)	(588)
Long-term debt	(2,870)	(2,992)	(2,750)	(2,871)
Derivatives	(1)	(1)	(10)	(10)
Marketable equity securities - available for sale	56	56	69	69
Marketable debt securities - held to maturity	6	10	7	11
Non-marketable equity securities - available for sale	2	2	2	2
Non-marketable assets - held to maturity	2	2	3	3
Non-marketable debt securities - held to maturity	81	81	86	86

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative liabilities split by accounting designation

		At March 31, 2013
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	-	-
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(1)	(1)

		At December 31, 2012
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(9)	(9)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(10)	(10)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Three months ended March 31,
		2013	2012
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	9	43
	Other commodity contracts	6	-
	Fair value movement on mandatory convertible bonds	140	81

	Non-hedge derivative gain and movement on bonds	155	124

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2013	Changes in fair value and other movements recognized in 2013	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2013
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,210
Authorized by the directors but not yet contracted for	1,946
3,156
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At March 31,
2013
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	25
AngloGold Ashanti (Ghana) Limited - litigation (4)	-
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (5)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (6)	40
Sales tax on gold deliveries - Mineração Serra Grande S.A. (7)	110
Other tax disputes - Mineração Serra Grande S.A. (8)	19
Tax dispute - AngloGold Ashanti Colombia S.A. (9)	156

Contingent assets

Indemnity - Kinross Gold Corporation (10)	(67)
Royalty - Boddington Gold Mine (11)	-
Royalty - Tau Lekoa Gold Mine (12)	-

Financial guarantees

Oro Group surety (13)	11
AngloGold Ashanti USA reclamation bonds (14)	132
AngloGold Ashanti Australia environmental bonds (15)	52
AngloGold Ashanti environmental guarantees (16)	149
AngloGold Ashanti Iduapriem environmental guarantees (17)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (18)	10
Guarantee provided for syndicated revolving credit facility (19)	-
Guarantee provided for syndicated bridge loan facility (20)	-
Guarantee provided for mandatory convertible bonds (21)	791
Guarantee provided for rated bonds - issued April 2010 (22)	1,026
Guarantee provided for rated bonds - issued July 2012 (23)	756
Guarantee provided for convertible bonds (24)	743
Guarantee provided for A$ syndicated revolving credit facility (25)	377

Performance guarantees

Gold delivery - Mine Waste Solutions (26)	-

Hedging guarantees

Gold delivery guarantees (27)	-

4,362

Declaration of Dividends (Tables)	3 Months Ended
Mar. 31, 2013
Dividends [Abstract]
Shedule Of Dividend [Text Block]

	Details of the final dividends of 2012 and interim dividends of 2013 are set forth in the table below:

		Ordinary shareholders		E ordinary shareholders
		Final dividend	Interim dividends	Final dividend	Interim dividends
		2012	2013	2012	2013

	Declaration date	Feb 18, 2013	May 10, 2013	Feb 18, 2013	May 10, 2013
	Record date	Mar 15, 2013	May 31, 2013	Mar 15, 2013	May 31, 2013
	Payment date - Ordinary shareholders	Mar 28, 2013	Jun 14, 2013	Mar 28, 2013	Jun 14, 2013
	Payment date - CDIs	Mar 28, 2013	Jun 14, 2013
	Payment date - GhDSs	Apr 2, 2013	Jun 17, 2013
	Payment date - ADSs	Apr 8, 2013	Jun 24, 2013

	Dividend amount per share - declared (US cents)	5.340	5.020	2.670	2.510

	Dividend amount per share - declared (South African cents)	50.0	50.0	25.0	25.0

	Dividend amount per share - paid (US cents) (1)	4.539	4.267	2.270	2.134
	Dividend amount per share - paid (South African cents) (1)	42.50	42.50	21.25	21.25

(1)	Net of 15 percent withholding tax.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	680			680
Marketable and non-marketable equity securities	56	2		58
Mandatory convertible bonds	(448)			(448)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		-		-

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:
2013

Market quoted bond price (percent)	101.6
Fair value of bond excluding conversion feature (percent)	101.6
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

			Three months ended March 31,
					2013
					(unaudited)
				(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2013, the Company fully impaired its equity method investment in Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note L. This resulted in a loss, which is included in equity income in associates, of:					5

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Associates and equity accounted joint ventures	1	1			(5)

Statement of Earnings - Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	55	100
E Ordinary shares	27	50
Ordinary shares - diluted	21	68
E Ordinary shares - diluted	11	47

Weighted average number of shares used in computation
Ordinary shares	385,461,783	384,276,242
Ordinary shares - diluted	404,812,265	418,771,725
E Ordinary shares - basic and diluted	1,613,092	2,569,675

Dividend declared per ordinary share (cents)	5	26
Dividend declared per E ordinary share (cents)	3	13

Inventories (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Metals in process	$ 233	$ 267
Gold on hand (dore/bullion)	60	91
Ore stockpiles	513	512
Uranium oxide and sulfuric acid	12	11
Supplies	437	412
Total gross inventory - short-term	1,255	1,293
Less: Materials on the leach pad	(128)	(128)
Total Short-term inventory	1,127	1,165
Inventory, Noncurrent [Abstract]
Metals in process	472	445
Ore stockpiles	190	180
Inventory Gross Long Term	662	625
Less: Materials on the leach pad	(472)	(445)
Total Long-term inventory	$ 190	$ 180

Debt (Details)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 22, 2009 USD ($)	Mar. 31, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jul. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member]	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Dec. 31, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member]	Mar. 31, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Mar. 31, 2013 Convertible Debt [Member] USD ($)	Dec. 31, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2013 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2012 Mandatory Convertible Bonds [Member]	Mar. 31, 2013 Bridge Loan [Member] USD ($)	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Mar. 31, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 9,000,000	$ 92,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(9,000,000)	(83,000,000)
Balance at end of period	0	9,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate (percent)									5.38%	5.38%		5.13%	5.13%		6.50%	6.50%			3.50%			6.00%
Undrawn facility																							750,000,000		1,000,000,000	1,000,000,000		249,000,000	359,000,000
Line of Credit Facility, Commitment Fee Description																												50 percent of the applicable margin
Debt Instrument [Abstract]
Total offering				1,000,000,000	1,000,000,000		750,000,000		700,000,000	700,000,000		750,000,000	750,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount				(6,000,000)	(6,000,000)				(1,000,000)	(1,000,000)		(4,000,000)	(5,000,000)		(5,000,000)	(5,000,000)
Total drawn facility																							0		0	0		377,000,000	266,000,000
Accrued interest				26,000,000	11,000,000				17,000,000	7,000,000		6,000,000	16,000,000		9,000,000	4,000,000	10,000,000	3,000,000
Line of credit facility debt drawn down																												110,000,000
Unsecured Debt [Abstract]
Total carrying value				1,020,000,000	1,005,000,000				716,000,000	706,000,000		752,000,000	761,000,000		304,000,000	299,000,000	704,000,000	689,000,000
Line of credit facility - Maximum facility amount																							750,000,000	1,000,000,000	1,000,000,000	1,000,000,000	600,000,000	626,000,000	625,000,000
Long-term debt duration (years)								10-year			10-year			30-year			5-year							5-year			four year
Interest rate (percent)																							LIBOR + 1.5		LIBOR + 1.5	LIBOR + 1.5		BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																							0.53%		0.53%	0.53%		1.00%	1.00%
Frequency of Commitment Fee description																											quarterly in arrears
Debt instrument issue price (percent)							99.40%
Net proceeds from issuance of debt						737,000,000
Convertible at initial conversion price (Per ADS)																			$ 47.6126
Senior unsecured fixed rate bonds																	694,000,000	686,000,000
Short-term debt at fair value	448,000,000	588,000,000																		448,000,000	588,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share																	100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal																	$ 130,000
Convertible debt - number of dealing days (days)																	20 days
Convertible debt - notice period (days)																	5 days
Mandatory convertible bond - Maximum number of shares on conversion (shares)																				18,140,000
Mandatory convertible bond - Minimum share price on conversion (USD per share)																				$ 43.5
Mandatory convertible bond - Minimum number of shares on conversion (shares)																				14,511,937
Mandatory convertible bond - Maximum share price on conversion (USD per share)																				$ 54.375
Mandatory convertible bond - Share price at period end (USD Per Share)																				$ 23.55

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 3	$ 6
Royalties received	(10)	(16)
Impairment of investments	12	1
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	2	2
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	2	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Taxation benefit/(expense) on above items	1	4
First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Settlement costs of a legal claim	2	0
AGA - Polymetal Strategic Alliance[ Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(20)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(8)	(14)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(2)	(1)
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Inventory write-off	14	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	0	(1)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	4	3
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		1
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		$ 2

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 15	$ 43
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 140	$ 81

Income Tax (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 71	$ 163
Charge/(benefit) for deferred taxation	15	102
Total income and mining tax expense	86	265
Current Rate of Tax (Percent)		25.00%
Tax Rate As Per Stability Agreement (Percent)		30.00%
Income before income tax and equity income in associates	307	652
Income Tax Uncertainties [Abstract]
Balance at beginning of period	93	78	78
Additions for tax positions of prior years	0		17
Reductions for tax positions of prior years	0		0
Translation (decreases)	(4)		(2)
Balance at end of period	89		93
Recognized as a reduction of deferred tax assets	40		40
Recognized in other non-current liabilities	49		53
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the three months ended March 31, 2013	1
Interest accrued as at March 31, 2013	$ 14

Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	$ 297	$ 684
Exploration Cost	(77)	(75)
General and administrative expenses	(68)	(70)
Market development costs	(1)	(1)
Non-hedge derivative (gain)/loss and movement on bonds	155	124
Taxation expense	(86)	(265)
Noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,474	1,720
Interest Revenue (Expense), Net [Abstract]
Interest revenue	6	12
Interest expense	60	44
Equity income/(loss) in associates	(1)	10
Segment income/(loss)	297	684
Assets [Abstract]
Total assets	12,875		13,102
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,544	1,806
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	139	156
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	517	529
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	7
Interest expense	3	1
Equity income/(loss) in associates	1	0
Segment income/(loss)	139	156
Assets [Abstract]
Total assets	3,225		3,570
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	78	302
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	535	728
Interest Revenue (Expense), Net [Abstract]
Interest revenue	0	2
Interest expense	1	1
Equity income/(loss) in associates	15	12
Segment income/(loss)	78	302
Assets [Abstract]
Total assets	4,966		4,752
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(2)	33
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	95	115
Interest Revenue (Expense), Net [Abstract]
Interest revenue	0	1
Interest expense	2	0
Segment income/(loss)	(2)	33
Assets [Abstract]
Total assets	1,093		1,007
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	160	222
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	393	427
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	1	0
Equity income/(loss) in associates	(1)	0
Segment income/(loss)	160	222
Assets [Abstract]
Total assets	2,880		2,894
Other, including corporate, and Non-gold producing subsidiaries [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(78)	(29)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	4	7
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	53	42
Equity income/(loss) in associates	(16)	(2)
Segment income/(loss)	(78)	(29)
Assets [Abstract]
Total assets	711		879
Equity method investments included [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ (70)	$ (86)

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	$ 191	$ 283
Distributed Earnings [Abstract]
Total distributed income	21	101
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Dividends [Abstract]
Dividend withholding tax rate (percent)	15.00%
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	191	282
Distributed Earnings [Abstract]
Total distributed income	21	101
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	212	383
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares (shares)	383,423,554	382,305,903
Fully vested options (shares)	2,038,229	1,970,339
Weighted average number of ordinary shares, Basic (shares)	385,461,783	384,276,242
Weighted average number of ordinary shares, Diluted (shares)	404,812,265	418,771,725
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options (shares)	1,210,482	970,868
Dilutive potential of convertible bonds (shares)	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (shares)	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	212	383
Interest expense on convertible bonds	18	18
Amortization of issue cost and discount on convertible bonds	8	8
Fair value adjustment on convertible bonds included in income	(149)	(124)
Income used in calculation of diluted earnings per ordinary share	89	285
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
UndistributedEarnings	0	1
Distributed Earnings [Abstract]
Total distributed income	0	0
Numerator - Net income
Net income/(loss) - attributable to AngloGold Ashanti	0	1
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted average number of ordinary shares, Basic (shares)	1,613,092	2,569,675
Weighted average number of ordinary shares, Diluted (shares)	1,613,092	2,569,675
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 0	$ 1
Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share (shares)	299,479	363,977

Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	$ (928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	(161)	104
Closing balance	(1,089)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	12	1
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	12
Tax expense/(benefit)	0
Net of tax	12
Reclassification out of Accumulated Other Comprehensive Income [Member] | Loss/(profit) on sale of assets, realization of loans, indirect taxes and other [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Impairment of marketable securities	12
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(928)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(173)
Reclassifications from accumulated other comprehensive income	12
Other comprehensive income	(161)	102
Closing balance	(1,089)
Unrealized gain on marketable securities, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	25
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(12)
Reclassifications from accumulated other comprehensive income	12
Other comprehensive income	0
Closing balance	25
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(951)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Change in other comprehensive income before reclassifications	(161)
Other comprehensive income	(161)
Closing balance	(1,112)
Changes in fair value of cash flow hedge instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax [Abstract]
Other comprehensive income	0
Closing balance	$ (2)

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Pension Plans Defined Benefit [Member]	Mar. 31, 2012 Pension Plans Defined Benefit [Member]	Mar. 31, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 2	$ 1	$ 0	$ 19
Interest Cost			5	5	3	4
Expected Return on plan assets			(7)	(6)	0	0
Net periodic benefit costs			0	0	3	23
Actual contribution for the three months ended March 31, 2013	3
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Expected contribution for 2013		$ 17

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 number	Mar. 31, 2012	Dec. 31, 2012
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	$ 2		$ 27
Aggregate fair value of investments with unrealized losses - More than 12 months	0		0
Aggregate fair value of investments with unrealized losses - Total	2		27
Aggregate unrealized losses - Less than 12 months	0		(2)
Aggregate unrealized losses - More than 12 months	0		0
Aggregate unrealized losses - Total	0		(2)
Available For Sale Securities Noncurrent [Abstract]
Cost	33		50
Gross unrealized gains	23		21
Gross unrealized losses	0		(2)
Fair value (net carrying value)	56		69
Number of investments (number)	3
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Less than one year	2
After ten years	4
Investment in marketable debt securities - held to maturity	6		7
Non-marketable debt securities - held to maturity	81		86
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Fair value of investment in marketable debt securities - held to maturity	10		11
Gross unrealized gains of investment in marketable debt securities - held to maturity	4		4
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Loans due by equity accounted joint ventures and associates	40		40
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	56		69
Investment in marketable debt securities - held to maturity	6		7
Investment in non-marketable equity securities - available for sale	2		2
Investment in non-marketable assets - held to maturity	2		3
Investment in non-marketable debt securities - held to maturity	81		86
Restricted cash	29		29
Other non-current assets	81		111
Other long-term assets	1,440		1,360
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29		29
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,183		1,053
Impairments of associates	5	0
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	12	1
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	2	1
United States of America [Member] | International Tower Hill Mines Ltd [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	9	0
Isle of Man [Member] | Stratex International plc [Member]
Gain (Loss) on Investments [Line Items]
Other than temporary impairments of marketable equity securities available for sale	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	55		63
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	12		18
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	4	0
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,116		972
Corporate Joint Venture [Member] | Societe dExploitation des Mines dOr de Yatela S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	$ 1	$ 0

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Cash flow hedge losses pertaining to capital expenditure	$ 3
Gain/(loss) on non-hedge derivatives	15	43
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Non-hedge derivative (gain)/loss and movement on bonds	155	124
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(1)		(10)
Non-current liabilities - derivatives	(1)		(10)
Total derivatives liabilities	(1)		(10)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Changes in fair value recognized - after tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of March 31 - before tax	(3)	(3)
Accumulated other comprehensive income as of March 31 - after tax	(2)	(2)	(2)	(2)
Credit Risk Derivatives [Abstract]
Combined maximum credit risk exposure	268
Credit risk exposure netted by open derivative positions with counterparts	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680	1,216	892	1,112
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,870)		(2,750)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	6		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680		892
Restricted cash	63		64
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,870)		(2,750)
Derivatives	(1)		(10)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	6		7
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	680		892
Restricted cash	63		64
Short-term debt	(214)		(271)
Short-term debt at fair value	(448)		(588)
Long-term debt	(2,992)		(2,871)
Derivatives	(1)		(10)
Marketable equity securities - available for sale	56		69
Marketable debt securities - held to maturity	10		11
Non-marketable equity securities - available for sale	2		2
Non-marketable assets - held to maturity	2		3
Non-marketable debt securities - held to maturity	81		86
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of March 31 - before tax	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	0		(9)
Non-current liabilities - derivatives	0		(9)
Embedded Derivative Financial Instruments [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Non-hedge accounted liabilities	(1)		(1)
Non-current liabilities - derivatives	(1)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Commodity Contract [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	6	0
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	9	43
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 140	$ 81

Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended	0 Months Ended						3 Months Ended						3 Months Ended		3 Months Ended					3 Months Ended				3 Months Ended					3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Mar. 31, 2013 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Mar. 31, 2013 Mine Waste Solutions [Member] USD ($) oz	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2013 Bridge Loan [Member] USD ($)	Mar. 31, 2013 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2013 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Mar. 31, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Mar. 31, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Mar. 31, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Mar. 31, 2013 South Africa [Member] USD ($)	Mar. 31, 2013 South Africa [Member] Unasserted Claim [Member] USD ($) number	Mar. 31, 2013 Brazil [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Mar. 31, 2013 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Mar. 31, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Mar. 31, 2013 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Mar. 31, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Mar. 31, 2013 Ghana [Member] USD ($)	Mar. 31, 2013 Ghana [Member] Unasserted Claim [Member] AngloGold Ashanti Ghana [Member] USD ($) number	Mar. 31, 2013 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Mar. 31, 2013 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Mar. 31, 2013 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Mar. 31, 2013 Boddington Gold Mine [Member] USD ($)	Mar. 31, 2013 Tau Lekoa Gold Mine [Member] USD ($) oz	Mar. 31, 2013 Tau Lekoa Gold Mine [Member]	Mar. 31, 2013 Kinross Gold Corporation [Member] USD ($)	Mar. 31, 2013 Kinross Gold Corporation [Member] BRL	Mar. 31, 2013 Oro Group [Member] USD ($)	Mar. 31, 2013 Oro Group [Member] ZAR	Mar. 31, 2013 Anglo Gold Ashanti United States Of America [Member] USD ($)	Mar. 31, 2013 Anglo Gold Ashanti [Member] USD ($)	Mar. 31, 2013 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Mar. 31, 2013 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Mar. 31, 2013 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 1,210
Authorized by the directors but not yet contracted for	1,946
Total capital expenditure commitments	3,156
Commitments and Contingencies Disclosure [Abstract]
Total contingencies and guarantees	4,362
Financial Guarantees [Line Items]
Financial guarantees - Surety																																				11	100
Financial guarantees - Surety termination notice period (days)																																				90 days	90 days
Financial guarantees - Reclamation bonds																																						132
Financial guarantees - Environmental bonds																																										52
Financial guarantees - Environmental guarantees																																							149	32	10
Gain Contingency [Line Items]
Contingent assets - Indemnity																																		(67)
Contingent assets - Maximum indemnity amount																																		127	255
Equity interest acquired (percent)																																		50.00%	50.00%
Contingent assets - Royalty																															0	0
Royalties received during the quarter ended March 31, 2013	10	16																														2
Total royalties recorded to date																															68
Contingent royalties - Excess of cash costs (USD per ounce)																															600
Contingent royalties - Maximum royalty cap																															100
Contingent royalties - Royalty on further production receivable (ounces)																																1,500,000	1,500,000
Contingent royalties - Ounces produced (ounces)																																331,558	331,558
Contingent royalties - Maximum gold price before royalty entitlement (ZAR per kilogram)																																180,000	180,000
Contingent royalties - Royalty payment rate (percent)																																3.00%	3.00%
Contingent royalties - Royalty revenue collection period (days)																															45 days
Hedging Guarantees [Abstract]
Hedging guarantees - Gold delivery	0
Loss Contingency [Line Items]
Contingent liabilities - Groundwater pollution	0
Contingent liabilities - Deep groundwater pollution																			0
Contingent liabilities - Gold deliveries sales tax (percent)																						12.00%
Gold deliveries sales tax - Original assessed penalty (percent)																						200.00%
Gold deliveries sales tax - Revised assessed penalty (percent)																						80.00%
Contingent liabilities - Sales tax on gold deliveries																						110
Contingent liabilities - Other tax disputes																					40	19	19	21	19			156	25	131
Contingent liabilities - Indirect taxes																										25
Contingent liabilities - Litigation																				0							0
Contingent liabilities - Damages sought																				9
Contingent liabilities - Number of plaintiffs (number)																				31							152
Financial Guarantees [Abstract]
Financial guarantees - Guarantee provided			1,026		756				0	0	743		791	377
Line of credit facility - Maximum facility amount								1,000		750					600
Line of credit facility - Facility duration (years)								five year						four year	four year
Total offering			1,000	1,000		750						732.5	789			700	750	300
Debt instrument - Interest rate stated percentage (percent)												3.50%	6.00%			5.38%	5.13%	6.50%
Performance Guarantees [Abstract]
Performance guarantees							0
Pre-existing customer - Gold sales (percent)							25.00%
Pre-existing customer - Gold sales cap (ounces)							312,500
Gold ounces remaining for delivery against the guarantee (ounces)							286,913
Vulnerability From Concentrations [Abstract]
Vulnerability from concentrations - Discount rate (percent)	7.82%
Recoverable value added tax	27
Recoverable fuel duties	34
Appeal deposits	$ 4

Recent Developments (Details) (Subsequent Event [Member], Navachab [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 T oz
Subsequent Event [Member] | Navachab [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	$ 1
Trade and other receivables	18
Inventories	73
Property, plant and equipment	70
Goodwill and other intangibles	3
Trade and other payables	(36)
Long-term debt	(10)
Deferred taxation	(24)
Provision for environmental rehabilitation	(5)
Total	$ 90
Additional mine information	The Navachab gold mine is situated close to Karibib, about 170 kilometres northwest of the Namibian capital, Windhoek.
Plant capacity (tons per month)	120,000
Ounces produced (ounces)	74,000

Declaration of Dividends (Details)	3 Months Ended		12 Months Ended		3 Months Ended												12 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2013 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2013 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Mar. 31, 2013 Common stock [Member] C D Is [Member]	Mar. 31, 2013 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Mar. 31, 2013 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2013 Common stock [Member] G H Ds [Member]	Mar. 31, 2013 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Mar. 31, 2013 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2013 Common stock [Member] American D Ss [Member]	Mar. 31, 2013 Common stock [Member] American D Ss [Member] Final Dividend Prior Year [Member]	Mar. 31, 2013 Common stock [Member] American D Ss [Member] Interim Dividend One Current Year [Member]	Mar. 31, 2013 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Mar. 31, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Mar. 31, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb 18, 2013			May 10, 2013	May 10, 2013										Feb 18, 2013			May 10, 2013	May 10, 2013
Record date		Mar 15, 2013			May 31, 2013	May 31, 2013										Mar 15, 2013			May 31, 2013	May 31, 2013
Payment date		Mar 28, 2013			Jun 14, 2013	Jun 14, 2013		Mar 28, 2013	Jun 14, 2013		Apr 2, 2013	Jun 17, 2013		Apr 8, 2013	Jun 24, 2013	Mar 28, 2013			Jun 14, 2013	Jun 14, 2013
Dividend withholding tax rate (percent)	15.00%
Dividend amount per share - declared (in currency per share)			$ 0.0534	0.5	$ 0.0502	0.5											$ 0.0267	0.25	$ 0.0251	0.25
Dividend amount per share - paid (in currency per share)			$ 0.04539	0.425	$ 0.04267	0.425											$ 0.0227	0.2125	$ 0.02134	0.2125
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)										100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)													1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Mar. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents					$ 680	$ 680
Marketable and non-marketable equity securities					58	56	2
Mandatory convertible bonds					(448)	(448)
Embedded derivatives					(1)	0	(1)	0
Option component of convertible bonds					0		0
Items measured at fair value on a non-recurring basis [Abstract]
Total gain/(loss) on items measured at fair value on a non-recurring basis									(5)
Associates and equity accounted joint ventures [Abstract]
Associates and equity accounted joint ventures										1	1
Impairments of associates	(5)	0							(5)
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)			101.60%
Fair value of bond excluding conversion feature (percent)			101.60%
Fair value of conversion feature (percent)			0.00%
Total issued bond value ($ million)			$ 732.5	$ 732.5

Related Party transactions (Details) (Director [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013 number
Director [Member]
Agreement With Izingwe Property Managers (Proprietary) Limited [Abstract]
Construction and Development Costs	$ 6.7
Number of housing units (number)	200
Nature of Common Ownership or Management Control Relationships	Mr. Sipho Pityana, a non-executive director of the Company, is Chairman and a 44 percent shareholder of Izingwe Holdings (Proprietary) Limited (“Izingwe”), AngloGold Ashanti’s BEE partner. Izingwe Capital (Proprietary) Limited, an associate company of Izingwe is the majority shareholder of Izingwe Property.

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 1,474	$ 1,720
Product sales	1,463	1,706
Interest, dividends and other	11	14
Costs and expenses	1,167	1,068
Production costs	835	785
Exploration costs	77	75
Related party transactions	(4)	(4)
General and administrative expenses/(recoveries)	68	70
Royalties paid	37	48
Market development costs	1	1
Depreciation, depletion and amortization	206	189
Interest expense	60	44
Accretion expense	11	8
Employment severance costs	6	3
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	25	(27)
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income/(loss) before income tax provision	307	652
Taxation expense	(86)	(265)
Equity income in associates	(1)	10
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	220	397
Preferred stock dividends	0	0
Net income/(loss)	220	397
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Comprehensive income	59	501
Comprehensive income attributable to noncontrolling interests	(8)	(15)
Comprehensive income attributable to AngloGold Ashanti	51	486
ASSETS
Current Assets	2,507		2,790
Cash and cash equivalents	680	1,216	892	1,112
Restricted cash	34		35
Receivables, inter-group balances and other current assets	1,793		1,863
Property, plant and equipment, net	7,176		7,235
Acquired properties, net	733		748
Goodwill	193		193
Other intangibles, net	119		112
Other long-term inventory	190		180
Materials on the leach pad	472		445
Other long-term assets and deferred taxation assets	1,485		1,399
Total assets	12,875		13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,710		1,959
Other non-current liabilities	330		379
Long-term debt	2,870		2,750
Derivatives	1		10
Deferred taxation liabilities	1,123		1,157
Provision for environmental rehabilitation	735		758
Other accrued liabilities	29		32
Provision for pension and other post-retirement medical benefits	194		209
Commitments and contingencies
Equity	5,883	5,937	5,848	5,522
Stock Issued	13		13
Additional paid in capital	8,814		8,808
Accumulated (deficit)/profit	(1,912)		(2,103)
Accumulated other comprehensive income and reserves	(1,053)		(892)
Total AngloGold Ashanti stockholders' equity	5,862		5,826
Noncontrolling interests	21		22
Total liabilities and equity	12,875		13,102
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	514	554
Product sales	477	524
Interest, dividends and other	37	30
Costs and expenses	410	437
Production costs	266	281
Exploration costs	2	8
Related party transactions	(3)	(4)
General and administrative expenses/(recoveries)	65	50
Royalties paid	7	12
Market development costs	0	0
Depreciation, depletion and amortization	67	80
Interest expense	3	1
Accretion expense	3	3
Employment severance costs	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(2)	4
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	104	117
Taxation expense	(26)	(38)
Equity income in associates	6	5
Equity income/(loss) in subsidiaries	137	310
Income/(loss)	221	394
Preferred stock dividends	(9)	(10)
Net income/(loss)	212	384
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	212	384
Comprehensive income	51	486
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	51	486
ASSETS
Current Assets	1,703		1,178
Cash and cash equivalents	36	295	98	388
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,666		1,079
Property, plant and equipment, net	1,905		2,046
Acquired properties, net	128		141
Goodwill	0		0
Other intangibles, net	55		53
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	5,010		4,875
Total assets	8,801		8,293
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,066		1,510
Other non-current liabilities	48		53
Long-term debt	28		31
Derivatives	0		0
Deferred taxation liabilities	486		520
Provision for environmental rehabilitation	130		157
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	181		196
Commitments and contingencies	0		0
Equity	5,862		5,826
Stock Issued	13		13
Additional paid in capital	8,814		8,808
Accumulated (deficit)/profit	(1,912)		(2,103)
Accumulated other comprehensive income and reserves	(1,053)		(892)
Total AngloGold Ashanti stockholders' equity	5,862		5,826
Noncontrolling interests	0		0
Total liabilities and equity	8,801		8,293
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	1
Product sales	0	0
Interest, dividends and other	0	1
Costs and expenses	21	25
Production costs	0	0
Exploration costs	1	2
Related party transactions	0	0
General and administrative expenses/(recoveries)	(8)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Interest expense	27	17
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	1	9
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(21)	(24)
Taxation expense	(1)	(1)
Equity income in associates	(7)	5
Equity income/(loss) in subsidiaries	23	185
Income/(loss)	(6)	165
Preferred stock dividends	0	0
Net income/(loss)	(6)	165
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(6)	165
Comprehensive income	(7)	171
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(7)	171
ASSETS
Current Assets	3,136		3,128
Cash and cash equivalents	356	521	537	458
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,780		2,591
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,681		4,506
Total assets	7,817		7,634
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,624		1,614
Other non-current liabilities	0		0
Long-term debt	1,740		1,739
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,453		4,281
Stock Issued	5,076		5,059
Additional paid in capital	573		540
Accumulated (deficit)/profit	(1,195)		(1,318)
Accumulated other comprehensive income and reserves	(1)		0
Total AngloGold Ashanti stockholders' equity	4,453		4,281
Noncontrolling interests	0		0
Total liabilities and equity	7,817		7,634
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	997	1,201
Product sales	986	1,182
Interest, dividends and other	11	19
Costs and expenses	740	644
Production costs	569	504
Exploration costs	74	65
Related party transactions	(1)	0
General and administrative expenses/(recoveries)	19	15
Royalties paid	30	36
Market development costs	1	1
Depreciation, depletion and amortization	139	109
Interest expense	30	26
Accretion expense	8	5
Employment severance costs	4	1
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	22	6
Non-hedge derivative (gain)/loss and movement on bonds	(155)	(124)
Income/(loss) before income tax provision	257	557
Taxation expense	(59)	(226)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	198	331
Preferred stock dividends	(9)	(10)
Net income/(loss)	189	321
Less: Net income attributable to noncontrolling interests	(8)	(13)
Net income/(loss) - attributable to AngloGold Ashanti	181	308
Comprehensive income	193	333
Comprehensive income attributable to noncontrolling interests	(8)	(15)
Comprehensive income attributable to AngloGold Ashanti	185	318
ASSETS
Current Assets	3,806		3,764
Cash and cash equivalents	288	400	257	266
Restricted cash	33		34
Receivables, inter-group balances and other current assets	3,485		3,473
Property, plant and equipment, net	5,271		5,189
Acquired properties, net	605		607
Goodwill	196		209
Other intangibles, net	64		59
Other long-term inventory	190		180
Materials on the leach pad	472		445
Other long-term assets and deferred taxation assets	1,222		1,098
Total assets	11,826		11,551
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	4,605		4,586
Other non-current liabilities	297		342
Long-term debt	1,102		980
Derivatives	1		10
Deferred taxation liabilities	635		635
Provision for environmental rehabilitation	605		601
Other accrued liabilities	29		32
Provision for pension and other post-retirement medical benefits	13		13
Commitments and contingencies	0		0
Equity	4,539		4,352
Stock Issued	935		937
Additional paid in capital	220		231
Accumulated (deficit)/profit	(1,102)		(1,164)
Accumulated other comprehensive income and reserves	4,465		4,327
Total AngloGold Ashanti stockholders' equity	4,518		4,331
Noncontrolling interests	21		21
Total liabilities and equity	11,826		11,551
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(37)	(36)
Product sales	0	0
Interest, dividends and other	(37)	(36)
Costs and expenses	(4)	(38)
Production costs	0	0
Exploration costs	0	0
Related party transactions	0	0
General and administrative expenses/(recoveries)	(8)	8
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	(46)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(33)	2
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(160)	(495)
Income/(loss)	(193)	(493)
Preferred stock dividends	18	20
Net income/(loss)	(175)	(473)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(175)	(473)
Comprehensive income	(178)	(489)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(178)	(489)
ASSETS
Current Assets	(6,138)		(5,280)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(6,138)		(5,280)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(3)		(16)
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(9,428)		(9,080)
Total assets	(15,569)		(14,376)
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	(6,585)		(5,751)
Other non-current liabilities	(15)		(16)
Long-term debt	0		0
Derivatives	0		0
Deferred taxation liabilities	2		2
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,971)		(8,611)
Stock Issued	(6,011)		(5,996)
Additional paid in capital	(793)		(771)
Accumulated (deficit)/profit	2,297		2,482
Accumulated other comprehensive income and reserves	(4,464)		(4,327)
Total AngloGold Ashanti stockholders' equity	(8,971)		(8,612)
Noncontrolling interests	0		1
Total liabilities and equity	$ (15,569)		$ (14,376)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 292	$ 576
Net income/(loss)	220	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	(8)
Depreciation, depletion and amortization	206	189
Deferred taxation	15	102
Other non cash items	(136)	(98)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	22
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	16	(56)
Inventories	(22)	(23)
Accounts payable and other current liabilities	(40)	51
Net cash (used)/generated in investing activities	(514)	(381)
Increase in non-current investments	(182)	(84)
Net associates and equity accounted joint ventures loans advanced		(15)
Additions to property, plant and equipment	(348)	(312)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(13)	(7)
Proceeds on sale of mining assets	0	1
Proceeds on sale of investments	27	36
Proceeds on disposal of subsidiary	1	0
Proceeds on disposal of associates and equity accounted joint ventures	5	20
Change in restricted cash	0	(18)
Net cash generated/(used) by financing activities	20	(113)
Repayments of debt	(95)	(4)
Proceeds from debt	146	0
Debt issue costs	(5)	(8)
Dividends (paid)/received	(26)	(101)
Net increase/(decrease) in cash and cash equivalents	(202)	82
Effect of exchange rate changes on cash	(10)	22
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - March 31,	680	1,216
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	113	108
Net income/(loss)	212	384
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1)	5
Depreciation, depletion and amortization	67	80
Deferred taxation	13	5
Other non cash items	(223)	(404)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(1)	20
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	93	39
Receivables	6	(18)
Inventories	13	(8)
Accounts payable and other current liabilities	(66)	5
Net cash (used)/generated in investing activities	(97)	(108)
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	(96)	(103)
Interest capitalized and paid	0	0
Expenditure on intangible assets	(7)	(5)
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	1
Proceeds on disposal of associates and equity accounted joint ventures	5	0
Change in restricted cash		0
Net cash generated/(used) by financing activities	(71)	(111)
Repayments of debt	(91)	0
Issuance of stock	15	0
Proceeds from debt	35
Debt issue costs	0	0
Dividends (paid)/received	(30)	(111)
Net increase/(decrease) in cash and cash equivalents	(55)	(111)
Effect of exchange rate changes on cash	(7)	18
Cash and cash equivalents - January 1,	98	388
Cash and cash equivalents - March 31,	36	295
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(198)	(38)
Net income/(loss)	(6)	165
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1	9
Depreciation, depletion and amortization	0	0
Deferred taxation	0	0
Other non cash items	(16)	(190)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(182)	(35)
Receivables	0	(1)
Inventories	0	0
Accounts payable and other current liabilities	5	14
Net cash (used)/generated in investing activities	(134)	(21)
Increase in non-current investments	(134)	(41)
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	20
Change in restricted cash		0
Net cash generated/(used) by financing activities	152	122
Repayments of debt	0	0
Issuance of stock	50	77
Proceeds from debt	0
Debt issue costs	(5)	0
Dividends (paid)/received	107	45
Net increase/(decrease) in cash and cash equivalents	(180)	63
Effect of exchange rate changes on cash	(1)	0
Cash and cash equivalents - January 1,	537	458
Cash and cash equivalents - March 31,	356	521
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	395	526
Net income/(loss)	189	321
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	26	24
Depreciation, depletion and amortization	139	109
Deferred taxation	2	97
Other non cash items	(50)	(3)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	4	2
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	89	(4)
Receivables	10	(37)
Inventories	(35)	(15)
Accounts payable and other current liabilities	21	32
Net cash (used)/generated in investing activities	(283)	(252)
Increase in non-current investments	(48)	(43)
Net associates and equity accounted joint ventures loans advanced		(15)
Additions to property, plant and equipment	(252)	(209)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(6)	(2)
Proceeds on sale of mining assets		1
Proceeds on sale of investments	27	36
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash		(18)
Net cash generated/(used) by financing activities	(79)	(144)
Repayments of debt	(4)	(4)
Issuance of stock	(65)	(77)
Proceeds from debt	111
Debt issue costs	0	(8)
Dividends (paid)/received	(121)	(55)
Net increase/(decrease) in cash and cash equivalents	33	130
Effect of exchange rate changes on cash	(2)	4
Cash and cash equivalents - January 1,	257	266
Cash and cash equivalents - March 31,	288	400
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(18)	(20)
Net income/(loss)	(175)	(473)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(46)
Depreciation, depletion and amortization	0	0
Deferred taxation	0	0
Other non cash items	153	499
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash		0
Net cash generated/(used) by financing activities	18	20
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0
Debt issue costs	0	0
Dividends (paid)/received	18	20
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - March 31,	$ 0	$ 0